Note 29 - Correction of an Immaterial Error (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	For the Quarter Ended September 30, 2013		For the Quarter Ended June 30, 2013		For the Quarter Ended March 31, 2013		For the Year Ended December 31, 2012
	As Reported	As Revised	As Reported	As Revised	As Reported	As Revised	As Reported	As Revised
Net income (loss) attributable to noncontrolling interest	$(32,721)	$(88,027)	$258,546	$199,359	$64,123	$6,067	$130,905	$(130,369)
Net income (loss) attributable to Juhl Energy, Inc.	(1,290,447)	(1,235,141)	(1,279,827)	(1,220,640)	(747,595)	(689,539)	(3,787,066)	(3,525,792)
Total equity attributable to Juhl Energy, Inc.	1,779,503	2,219,651	3,036,365	3,421,206	4,283,677	4,609,331	4,998,866	5,266,465
Noncontrolling interest in equity	1,746,106	1,305,958	1,778,827	1,393,986	1,521,181	1,195,527	1,457,058	1,189,459
	For the Quarter Ended September 30, 2012		For the Quarter Ended June 30, 2012		For the Quarter Ended March 31, 2012		For the Year Ended December 31, 2011
	As Reported	As Revised	As Reported	As Revised	As Reported	As Revised	As Reported	As Revised
Net income (loss) attributable to noncontrolling interest	$(38,935)	$(88,782)	$(17,777)	$(73,678)	$58,491	$(11,623)	$7,897	$1,572
Net income (loss) attributable to common stockholders	(710,634)	(660,517)	(1,203,139)	(1,147,238)	(574,215)	(504,101)	3,034,108	3,040,433
Total equity attributable to Juhl Energy, Inc.	5,969,367	6,151,554	6,639,877	6,772,218	7,097,110	7,173,549	7,602,996	7,609,321
Noncontrolling interest in equity	1,328,832	1,146,645	1,368,367	1,236,026	1,386,144	1,309,705	1,327,653	1,321,328